Industry and geographic information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
24. Industry and geographic information:

The Company operates in one segment, the development and commercialization of pharmaceutical products, including controlled-release therapeutic products based on its proprietary polymer based technology.

Revenues from GSK represented 67% of total revenues in 2011, 63% in 2012 and 66% in 2013.

Operations outside of France consist principally of the operations of Éclat pharmaceuticals acquired in March 2012 which had sales amounting to $560,000 in 2012 and $983,000 in 2013.

Revenues by geographic location of customers are as follows:

(in thousands of U.S. dollars)	As of December 31,
	2011	2012	2013
Revenues
United Kingdom & Ireland	17,619	15,967	14,743
USA	3,694	3,890	3,444
France	1,763	2,930	3,675
Europe	9,524	3,313	581
Total Revenues	32,600	26,100	22,443

The following is a summary of long-lived assets by geographic location:

(in thousands of U.S. dollars)	As of December 31,
	2012	2013

Long-lived assets:
USA	$60,260	$58,868
France	$31,966	$23,988
Total long-lived assets	$92,226	$82,856